Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Net loss	$ (16,660)	$ (30,097)
Weighted average number of common shares outstanding (in shares)	95,527,385	94,178,549
Basic earnings (loss) per share (in CAD per share)	$ (0.17)	$ (0.32)
Diluted earnings (loss) per share (in CAD per share)	$ (0.17)	$ (0.32)